Intangible assets - Net book values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets
Current intangible assets	$ 105
Non-current intangible assets	42,387	$ 20,947	$ 20,833
Total intangible assets other than goodwill	42,492	20,947	20,833
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Total intangible assets other than goodwill	41,314	20,113	20,049
Additions, separately acquired deferred payments	$ 124	$ 835	$ 1,093